UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Fund

Portfolio of Investments

April 30, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 100.2%
Industrials - 24.1%
Aerospace & Defense - 1.5%
Hexcel Corp. (a)(b)	266,700	$5,787,390

Air Freight & Logistics - 0.7%
UTI Worldwide, Inc. (a)	117,500	2,757,725

Building Products - 0.7%
Dayton Superior Corp. (b)	263,600	2,662,360

Commercial Services & Supplies - 9.5%
American Reprographics Co. (b)	106,500	3,535,800
Huron Consulting Group, Inc. (a)(b)	95,280	5,769,204
Innerworkings, Inc. (a)(b)	276,000	3,386,520
Kenexa Corp. (b)	117,700	3,643,992
Knoll, Inc. (a)	242,300	5,626,206
Resources Connection, Inc. (b)	247,100	7,455,007
Stericycle, Inc. (a)(b)	77,430	6,747,250

		36,163,979

Electrical Equipment - 1.3%
Baldor Electric Co. (a)	127,000	5,002,530

Machinery - 6.9%
Astec Industries, Inc. (a)(b)	145,200	5,909,640
Bucyrus International, Inc.-Class A	113,700	7,133,538
IDEX Corp.	98,800	5,184,036
RBC Bearings, Inc. (a)(b)	130,900	4,975,509
Watts Water Technologies, Inc.-Class A (a)	81,000	3,280,500

		26,483,223

Marine - 1.6%
Kirby Corp. (a)(b)	155,700	5,885,460

Trading Companies & Distributors - 1.9%
Houston Wire & Cable Co. (a)(b)	112,200	3,307,656
MSC Industrial Direct Co.-Class A (a)	82,300	4,011,302

		7,318,958

		92,061,625

Information Technology - 23.5%
Communications Equipment - 0.9%
Dycom Industries, Inc. (b)	57,400	1,487,234
Oplink Communications, Inc. (b)	122,700	2,033,139

		3,520,373

Computers & Peripherals - 1.1%
Synaptics, Inc. (b)	136,600	4,092,536

Internet Software & Services - 3.3%
DealerTrack Holdings, Inc. (a)(b)	208,910	6,894,030
LoopNet, Inc. (a)(b)	147,100	2,696,343
Switch & Data Facilities Co. Inc. (a)(b)	155,600	2,852,148

		12,442,521

IT Services - 4.2%
Authorize.Net Holdings, Inc. (b)	183,100	3,229,884
Euronet Worldwide, Inc. (a)(b)	111,890	3,116,136
Global Cash Access Holdings, Inc. (a)(b)	195,200	3,058,784
VeriFone Holdings, Inc. (a)(b)	193,500	6,828,615

		16,233,419

Semiconductors & Semiconductor Equipment - 6.4%
Advanced Analogic Technologies, Inc. (b)	224,700	1,822,317
Eagle Test Systems, Inc. (a)(b)	219,800	3,795,946
Entegris, Inc. (a)(b)	371,100	4,349,292
Exar Corp. (a)(b)	141,800	1,911,464
Integrated Device Technology, Inc. (b)	218,360	3,271,033
ON Semiconductor Corp. (a)(b)	559,059	5,987,522
Verigy Ltd. (b)	135,500	3,424,085

		24,561,659

Software - 7.6%
Blackbaud, Inc.	101,600	2,243,328
Commvault Systems, Inc. (a)(b)	130,300	2,209,888
Informatica Corp. (a)(b)	64,530	949,882
MICROS Systems, Inc. (a)(b)	126,860	6,951,928
Quest Software, Inc. (b)	249,680	4,247,057
THQ, Inc. (a)(b)	164,550	5,491,033
Ultimate Software Group, Inc. (a)(b)	183,900	5,075,640
Witness Systems, Inc. (b)	71,450	1,947,727

		29,116,483

		89,966,991

Health Care - 15.6%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)(b)	84,100	3,520,426
Array Biopharma, Inc. (b)	14,600	203,670

		3,724,096

Health Care Equipment & Supplies - 3.8%
Abaxis, Inc. (a)(b)	136,430	3,114,697
ArthroCare Corp. (a)(b)	92,300	3,808,298
Hansen Medical, Inc. (a)(b)	130,920	2,486,171
Meridian Bioscience, Inc. (a)	170,400	5,065,992

		14,475,158

Health Care Providers & Services - 4.3%
HealthExtras, Inc. (a)(b)	127,500	3,946,125
LHC Group, Inc. (b)	244,700	6,264,320
Psychiatric Solutions, Inc. (b)	101,500	3,559,605
WellCare Health Plans, Inc. (b)	33,531	2,702,263

		16,472,313

Life Sciences Tools & Services - 4.5%
Advanced Magnetics, Inc. (a)(b)	56,500	3,717,700
Icon PLC (ADR) (b)	127,000	5,960,110
Nektar Therapeutics (a)(b)	231,000	2,857,470
Ventana Medical Systems, Inc. (a)(b)	91,900	4,465,421

		17,000,701

Miscellaneous - 1.4%
Trizetto Group (a)(b)	280,600	5,466,088

Pharmaceuticals - 0.6%
Alexza Pharmaceuticals, Inc. (b)	88,700	957,073
Pozen, Inc. (a)(b)	96,200	1,401,634

		2,358,707

		59,497,063

Consumer Discretionary - 14.5%
Distributors - 1.7%
LKQ Corp. (b)	288,380	6,511,621

Diversified Consumer Services - 2.3%
Bright Horizons Family Solutions, Inc. (a)(b)	75,620	2,920,444
Strayer Education, Inc. (a)	48,400	6,018,056

		8,938,500

Hotels Restaurants & Leisure - 4.6%
Great Wolf Resorts, Inc. (b)	150,000	1,903,500
Home Inns & Hotels Management, Inc. (ADR) (a)(b)	33,100	1,134,337
Life Time Fitness, Inc. (a)(b)	106,200	5,458,680
Orient-Express Hotels, Ltd.-Class A	117,200	6,170,580
Texas Roadhouse, Inc.-Class A (a)(b)	204,900	2,995,638

		17,662,735

Leisure Equipment & Products - 0.6%
MarineMax, Inc. (a)(b)	115,200	2,284,416

Media - 1.8%
Entravision Communications Corp.-Class A (a)(b)	232,200	2,277,882
Morningstar, Inc. (a)(b)	87,100	4,535,297

		6,813,179

Specialty Retail - 2.7%
Citi Trends, Inc. (a)(b)	69,400	2,750,322
Coldwater Creek, Inc. (a)(b)	215,350	4,457,745
Zumiez, Inc. (a)(b)	81,050	3,198,233

		10,406,300

Textiles Apparel & Luxury Goods - 0.8%
Under Armour, Inc.-Class A (a)(b)	58,530	2,955,765

		55,572,516

Energy - 10.4%
Energy Equipment & Services - 7.2%
Complete Production Services, Inc. (b)	155,800	3,750,106
Core Laboratories NV (a)(b)	48,230	4,385,072
Dril-Quip, Inc. (b)	111,300	5,620,650
FMC Technologies, Inc. (b)	43,040	3,050,675
Hydril (b)	28,200	2,730,324
Tesco Corp. (b)	100,100	2,962,960
W-H Energy Services, Inc.-Class H (a)(b)	96,800	5,237,848

		27,737,635

Oil, Gas & Consumable Fuels - 3.2%
Bill Barrett Corp. (a)(b)	165,700	6,114,330
Carrizo Oil & Gas, Inc. (b)	42,200	1,555,070
EXCO Resources, Inc. (a)(b)	165,600	2,780,424
Penn Virginia Corp.	21,300	1,705,065

		12,154,889

		39,892,524

Financials - 5.6%
Capital Markets - 3.2%
Affiliated Managers Group, Inc. (a)(b)	36,300	4,269,969
GFI Group, Inc. (b)	6,100	422,425
Greenhill & Co., Inc. (a)	72,600	4,591,950
optionsXpress Holdings, Inc. (a)	110,020	2,715,293

		11,999,637

Commercial Banks - 1.3%
Community Bancorp (a)(b)	72,600	2,229,546
First Republic Bank (a)	48,600	2,629,260

		4,858,806

Diversified Financial Services - 0.5%
Primus Guaranty Ltd. (a)(b)	165,140	1,996,543

Thrifts & Mortgage Finance - 0.6%
Clayton Holdings, Inc. (a)(b)	133,210	2,343,164

		21,198,150

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 2.5%
Cbeyond, Inc. (b)	111,500	3,877,970
NTELOS Holdings Corp. (a)(b)	289,200	5,824,488

		9,702,458

Consumer - 1.8%
Miscellaneous - 1.8%
VistaPrint, Ltd. (b)	181,900	6,799,422

Technology - 1.3%
Semiconductor Components - 1.3%
Hittite Microwave Corp. (b)	109,920	4,966,186

Consumer Staples - 0.9%
Food Products - 0.9%
Hain Celestial Group, Inc. (a)(b)	107,100	3,216,213

Total Common Stocks
(cost $293,448,239)		382,873,148

SHORT-TERM INVESTMENTS - 1.8%
Investment Companies - 1.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c)
(cost $6,894,708)	6,894,708	6,894,708

Total Investments Before Security Lending
Collateral - 102.0%
(cost $300,342,947)		389,767,856

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 30.6%
Short-Terms - 30.6%
UBS Private Money Market Fund, LLC
(cost $117,103,893)	117,103,893	117,103,893

Total Investments - 132.6%
(cost $417,446,840)		506,871,749
Other assets less liabilities - (32.6)%		(124,708,390)

Net Assets - 100.0%		$382,163,359

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poors. The fund components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. The GICS structure consists of 10 sectors, 24 industry groups, 64 industries and 139 sub-industries.

Glossary:

ADR — American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: June 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: June 22, 2007